Obligations to quota holders - (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Obligations to FIAGRO quota holders	R$ 501,886	R$ 205,088
FIAGRO I
Disclosure of detailed information about financial instruments [line items]
Obligations to FIAGRO quota holders	155,495	205,088
FIAGRO II
Disclosure of detailed information about financial instruments [line items]
Obligations to FIAGRO quota holders	272,804	0
Others quota holders
Disclosure of detailed information about financial instruments [line items]
Obligations to FIAGRO quota holders	R$ 73,587	R$ 0